Subsequent Events (Details Narrative) (USD $)	3 Months Ended	12 Months Ended						1 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jul. 01, 2014	Jun. 16, 2014	May 07, 2014	Mar. 31, 2013	Aug. 08, 2010	May 21, 2014 Convertible Note	Apr. 18, 2014 Convertible Note
Shares issued			1,000,000	1,469,000	2,500,000
Shares, value					$ 300,000
Stock deposits	0	147,050		147,050		0
Date of Agreement	2014-05-07	2014-03-20						2014-05-21	2014-04-18
Convertible Note	$ 133,000	$ 37,500				$ 0		$ 42,500	$ 53,000
Interest Rate		8.00%						8.00%	8.00%
Conversion Date		Sep. 30, 2014						Nov. 21, 2014	Oct. 18, 2014
Conversion rate of common stock		58.00%						58.00%	58.00%
Due date								Feb. 23, 2015	Jan. 14, 2015